Goodwill (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified				0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 28, 2012 Sky Growth Merger [Member]	Jun. 30, 2013 Sky Growth Merger [Member]	Dec. 31, 2012 Sky Growth Merger [Member]	Feb. 17, 2012 Edict Acquisition [Member]	Nov. 17, 2011 Anchen Acquisition [Member]	Dec. 31, 2011 Anchen Acquisition [Member]	Dec. 31, 2004 Kali Laboratories Inc [Member]
Goodwill [Line Items]
Goodwill acquired in the period					$ 0	$ 850,652
Goodwill	850,652	850,652	0	850,652		850,652	29,905	219,703	219,703	63,729
Aggregate consideration				2,246,429			36,600	412,753
Cash purchase of equity				1,908,725			20,659	410,000		142,800
Warrants to purchase common stock (shares)										150,000
Value assigned to warrants to purchase common stock										$ 2,500